Bank Loan - Current Portion (Details Textual) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Sep. 17, 2014	May 30, 2014	Feb. 22, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 24, 2014	May 28, 2014	Jan. 30, 2014	Dec. 31, 2013
Bank Loan - Current Portion (Textual)
Weighted average interest rate				4.00%	4.00%
Interest expense				$ 1,467	$ 1,237	$ 1,655
Paid amount to Credit Suisse		$ 22,636
Credit Suisse Facility [Member]
Bank Loan - Current Portion (Textual)
Long-term Debt										$ 36,450
Debt cancellation									$ 15,000
Agreed to pay to Credit Suisse from offering proceeds								$ 22,636
Bank loans current portion								$ 37,636
Paid amount to Credit Suisse		$ 22,636
Payment of outstanding indebtedness						(21,450)
NBG [Member]
Bank Loan - Current Portion (Textual)
Long-term Debt			$ 4,700	17,598	17,598	17,598	$ 3,300			$ 23,237
Description of cash payment in final settlement of obligations
Pursuant to the terms, NBG agreed to accept a cash payment of $22,000 no later than December 31, 2014, in full and final settlement of all of the Company's obligations to NBG and NBG would forgive the remaining outstanding balance of approximately $4,700.

Repayment installments and accrued interest				23,956
Paid amount to Credit Suisse				23,956
Payment of outstanding indebtedness	$ 2,700					$ (5,639)
First Business Bank [Member] | Criteria One [Member]
Bank Loan - Current Portion (Textual)
Loan agreement description
Average corporate liquidity: the Company is required to maintain an average corporate liquidity of at least $3,000

First Business Bank [Member] | Criteria Two [Member]
Bank Loan - Current Portion (Textual)
Loan agreement description
Leverage ratio: the corporate guarantor's leverage ratio shall not at any time exceed 55%

First Business Bank [Member] | Criteria Three [Member]
Bank Loan - Current Portion (Textual)
Loan agreement description						Ratio of EBITDA to net interest expense shall not be less than 3
First Business Bank [Member] | Criteria Four [Member]
Bank Loan - Current Portion (Textual)
Loan agreement description						Value to loan ratio: the fair market value of the financed vessels shall be at least (a) 115% for the period July 1, 2010 to June 30, 2011 and (b) 125% thereafter